EQUITY - Changes in treasury stocks (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Nov. 08, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 05, 2024
Value of shares
Balance at beginning of year		R$ 49,238,863	R$ 46,298,193	R$ 42,815,649
Balance at end of year		R$ 58,173,786	R$ 49,238,863	R$ 46,298,193
Common shares
Number of shares
Balance at beginning of the year		600,526,442	571,929,945	571,929,945
Share buyback program		1,767,911
Capital increase with share bonus		120,105,288	28,596,497
Balance at end of year	571,929,945	718,863,819	600,526,442	571,929,945
Preferred shares
Number of shares
Balance at beginning of the year		1,148,995,967	1,091,630,395	1,133,816,901
Share buyback program		61,156,300		44,564,000
Exercise of long-term incentive plan		(4,946,961)	(2,674,136)	(2,377,494)
Capital increase with share bonus		229,643,034	54,691,436
Balance at end of year	1,101,467,245	1,322,429,662	1,148,995,967	1,091,630,395
Treasury Stocks
Value of shares
Balance at beginning of year		R$ (150,182)	R$ (179,995)	R$ (152,409)
Balance at end of year		R$ (734,278)	R$ (150,182)	R$ (179,995)
Treasury Stocks | Common shares
Number of shares
Balance at beginning of the year		0	0	1,697,538
Share buyback program	1,697,538	1,767,911
Exercise of long-term incentive plan
Cancellation of treasury stocks		(674,900)		(1,697,538)	(674,900)
Balance at end of year		1,093,011	0	0
Value of shares
Balance at beginning of year		R$ 0	R$ 0	R$ 557
Share buyback program		31,441
Exercise of long-term incentive plan
Cancellation of treasury stocks		(11,227)		(557)
Balance at end of year		R$ 20,214	R$ 0	R$ 0
Treasury Stocks | Preferred shares
Number of shares
Balance at beginning of the year		7,544,641	9,836,850	12,214,344
Share buyback program	44,564,000	61,156,300		44,564,000
Exercise of long-term incentive plan		(4,946,961)	2,674,136	2,377,494
Cancellation of treasury stocks		(29,000,000)		(44,564,000)	(29,000,000)
Capital increase with share bonus		1,665,088	381,927
Balance at end of year		36,419,068	7,544,641	9,836,850
Value of shares
Balance at beginning of year		R$ 150,182	R$ 179,995	R$ 151,852
Share buyback program		1,163,285		1,073,124
Exercise of long-term incentive plan		(62,005)	(29,813)	(21,452)
Cancellation of treasury stocks		(537,398)		(1,023,529)
Balance at end of year		R$ 714,064	R$ 150,182	R$ 179,995